Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0001124105
Registrant Name	Gyre Therapeutics, Inc.
Registration File Number	333-296957
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A